Financial instruments and risk management (Details 14) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	R$ (11,036)
Exchange variation in the year	3,286
Other comprehensive income in the year ending	(6,733)
Hedge reserve carried out	1,017
Hedge reserve for discontinued instruments beginning	(7,284)
Hedge reserve for discontinued instruments ending	(6,733)
Hedge Designation 2017 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(3,779)
Other comprehensive income in the year ending	(2,916)
Hedge Designation 2019 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(4,758)
Exchange variation in the year	863
Other comprehensive income in the year ending	(2,743)
Hedge reserve carried out	773
Hedge Designation 2020 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(1,108)
Exchange variation in the year	1,242
Other comprehensive income in the year ending	(832)
Hedge Designation 2021 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(244)
Exchange variation in the year	276
Hedge reserve carried out	244
Hedge Designation 2022 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(507)
Exchange variation in the year	345
Other comprehensive income in the year ending	(162)
Hedge Designation 2023 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(474)
Exchange variation in the year	276
Other comprehensive income in the year ending	(198)
Hedge Designation 2024 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(166)
Exchange variation in the year	276
Other comprehensive income in the year ending	110
Hedge Designation 2025 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation in the year	8
Other comprehensive income in the year ending	8
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	3,752
Exchange variation in the year	(1,117)
Other comprehensive income in the year ending	2,289
Hedge reserve carried out	(346)
Valuation Allowance For Impairment Of Deferred Tax Asset [Member]
IfrsStatementLineItems [Line Items]
Exchange variation in the year	(2,635)
Other comprehensive income in the year ending	(2,289)
Hedge reserve carried out	346
Hedge Reserve Net Of Income Tax [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year beginning	(7,284)
Exchange variation in the year	(466)
Other comprehensive income in the year ending	(6,733)
Hedge reserve carried out	R$ 1,017